Quarterly Selected Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended													12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 2,517,413	$ 3,186,850	$ 2,806,631	$ 2,439,767	$ 2,332,301	$ 2,796,187	$ 2,337,605	$ 2,027,756						$ 10,950,661	$ 9,493,849	$ 8,777,845
Operating income	299,425	890,792	573,653	318,831	364,027	799,733	456,895	274,146						2,082,701	1,894,801	1,744,056
Net Income attributable to Royal Caribbean Cruises Ltd.	$ 273,136	$ 883,240	$ 472,830	$ 249,681	$ 315,703	$ 810,391	$ 466,295	$ 218,653						$ 1,878,887	$ 1,811,042	$ 1,625,133
Earnings per share:
Basic (in dollars per share)	$ 1.31	$ 4.21	$ 2.26	$ 1.19	$ 1.51	$ 3.88	$ 2.20	$ 1.03						$ 8.97	$ 8.60	$ 7.57
Diluted (in dollars per share)	1.30	4.20	2.25	1.19	1.50	3.86	2.19	1.02						8.95	8.56	7.53
Dividends declared per share (in dollars per share)	$ 0.78	$ 0.78	$ 0.70	$ 0.70	$ 0.70	$ 0.70	$ 0.60	$ 0.60	$ 0.60	$ 0.60	$ 0.48	$ 0.48	$ 0.48	$ 2.96	$ 2.60	$ 2.16